Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]

USD m 31.12.23 31.12.22
Provisions other than provisions for expected credit losses 2,336 2,982
Provisions for expected credit losses
1
188 201
Total provisions 2,524 3,183
1 Refer to Note 9 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.

Total provisions with additional information [textblock]

USD m
Litigation,
regulatory and
similar matters 1 Restructuring 2 Real estate 3 Other 4 Total 2023
Balance at the beginning of the year 2,586 98 122 175 2,982
Increase in provisions recognized in the income statement 866 234 8 41 1,148
Release of provisions recognized in the income statement (47) (13) 0 (17) (77)
Provisions used in conformity with designated purpose (1,642) (114) (12) (27) (1,795)
Foreign currency translation and other movements 48 4 18 10 79
Balance at the end of the year

1,810 209 135 181 2,336
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Consists of USD
146 m of provisions for onerous contracts related to real estate as of 31 December 2023 (31 December 2022:
USD 28 m) and USD 64
m of personnel-related restructuring provisions as of 31 December

2023 (31 December 2022: USD
70
m).

3 Mainly includes provisions for reinstatement costs with respect to leased properties.

4 Mainly includes provisions related to employee benefits and operational risks.

Disclosure of provisions for litigation, regulatory and similar matters [text block]

Provisions for litigation, regulatory and similar matters

by business division and in Group Items
1
USD m
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Non-core

and

Legacy
2
Group

Items
2
Total 2023
Balance at the beginning of the year 1,182 159 8 308 771 158 2,586
Increase in provisions recognized in the income statement 113 0 5 81 665 2 866
Release of provisions recognized in the income statement (7) (9) 0 (2) 0 (29) (47)
Provisions used in conformity with designated purpose (98) 0 (1) (106) (1,435) (1) (1,642)
Foreign currency translation and other movements 31 6 0 5 4 1 48
Balance at the end of the year 1,220 156 12 286 4 132 1,810
1 Provisions, if any,

for the matters described in item 2

of this Note are recorded in Global Wealth

Management, and provisions, if any,

for the matters described in items 1 and

4 of this Note are allocated between
Global Wealth Management and Personal & Corporate Banking. Provisions,

if any, for the matters described in item 3 are allocated between the Investment

Bank and Group Items.

2 Starting with the third quarter
of 2023, Non-core and Legacy represents a separate reportable segment and Group Functions has been renamed Group Items.

Prior periods have been revised to reflect these changes.